13. Trade receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Allowance for the impairment of trade receivables, beginning	$ 1,385,861	$ 1,041,836
Change of accounting standard (Note 6) - adjustment by model of expected losses IFRS 9	0	126,155
Allowance for the impairment of trade receivables, beginning	1,385,861	1,167,991
Increase	1,365,186	1,419,571
Decrease	(771,139)	(598,437)
Result from exposure to inflation	(433,618)	(603,264)
Allowance for the impairment of trade receivables, ending	$ 1,546,290	$ 1,385,861